The tables below present the volumes of proved developed and undeveloped reserves, net, that is, reflecting Petrobras' participation: (Details) - bbl bbl in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net proved developed reserves			3,553
Total oil and gas developed reserves	4,192	2,982
Net proved developed reserves			5,973
Total oil and gas developed reserves	5,686	5,833
[custom:NetProvedUndevelopedReservesVolume1-0]			3,543
Total proved reserves (developed and undeveloped)	9,878	8,816	9,590
[custom:TotalOilAndGasDevelopedReserves12-0]		5,815
[custom:TotalOilAndGasDevelopedReserves5-0]		2,983
[custom:TotalOilAndGasDevelopedReserves6-0]	5,670
[custom:TotalOilAndGasDevelopedReserves9-0]	4,190
Total Consolidated Entities [Member] | BRAZIL
IfrsStatementLineItems [Line Items]
Total oil and gas developed reserves	4,173	2,982	5,961
Total oil and gas developed reserves	5,656	5,810
Net proved developed reserves			3,528
Total Consolidated Entities [Member] | South America Outside Brazil [Member]
IfrsStatementLineItems [Line Items]
Net proved developed reserves			12
Total oil and gas developed reserves	17	5	15
Total oil and gas developed reserves	14
Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Total oil and gas developed reserves	2	1	10
Total oil and gas developed reserves	16	18	64
Equity Method Investees [Member] | Africa [Member]
IfrsStatementLineItems [Line Items]
Net proved developed reserves			5
Net proved developed reserves			45
Consolidated Entities One [Member] | North America [Member]
IfrsStatementLineItems [Line Items]
Net proved developed reserves		1	5
Net proved developed reserves	16	18	19
Crude Oil 1 [member]
IfrsStatementLineItems [Line Items]
Net proved developed reserves	3,698	2,678	5,055
Net proved developed reserves	4,727	4,875
Net proved developed reserves			3,093
Total proved reserves (developed and undeveloped)	8,425	7,552	8,148
Crude Oil 1 [member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net proved developed reserves	4,712	4,858	5,000
Net proved developed reserves	3,696	2,676	3,084
Crude Oil 1 [member] | Total Consolidated Entities [Member] | BRAZIL
IfrsStatementLineItems [Line Items]
Net proved developed reserves	4,711	4,858	4,999
Net proved developed reserves	3,695	2,676	3,084
Crude Oil 1 [member] | Total Consolidated Entities [Member] | South America Outside Brazil [Member]
IfrsStatementLineItems [Line Items]
Net proved developed reserves	1		1
Net proved developed reserves	1		1
Crude Oil 1 [member] | Equity Method Investees [Member] | North America [Member]
IfrsStatementLineItems [Line Items]
Net proved developed reserves	2	17	1
Net proved developed reserves	15		18
Net proved developed reserves			4
Crude Oil 1 [member] | Equity Method Investees [Member] | Africa [Member]
IfrsStatementLineItems [Line Items]
Net proved developed reserves			37
Net proved developed reserves			4
Crude Oil 1 [member] | Consolidated Entities One [Member]
IfrsStatementLineItems [Line Items]
Net proved developed reserves	2	1	55
Net proved developed reserves	15	17
Net proved developed reserves			9
Synthetic Oil [Member]
IfrsStatementLineItems [Line Items]
Net proved developed reserves	10		8
Total proved reserves (developed and undeveloped)	10		8
Synthetic Oil [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net proved developed reserves	10		8
Synthetic Oil [Member] | Total Consolidated Entities [Member] | BRAZIL
IfrsStatementLineItems [Line Items]
Net proved developed reserves	10		8
Natural Gas [member]
IfrsStatementLineItems [Line Items]
Net proved developed reserves	2,964	1,833	2,759
Net proved developed reserves	5,676	5,747	5,834
Total proved reserves (developed and undeveloped)	8,640	7,580	8,593
Natural Gas [member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net proved developed reserves	5,670	5,740	5,783
Net proved developed reserves	2,963	1,833	2,754
Natural Gas [member] | Total Consolidated Entities [Member] | BRAZIL
IfrsStatementLineItems [Line Items]
Net proved developed reserves	5,591	5,714	5,716
Net proved developed reserves	2,865	1,833	2,665
Natural Gas [member] | Total Consolidated Entities [Member] | South America Outside Brazil [Member]
IfrsStatementLineItems [Line Items]
Net proved developed reserves	79	26	67
Net proved developed reserves	98		89
Natural Gas [member] | Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Net proved developed reserves	1	1	5
Net proved developed reserves	6	7	52
Natural Gas [member] | Equity Method Investees [Member] | North America [Member]
IfrsStatementLineItems [Line Items]
Net proved developed reserves		1	2
Net proved developed reserves	6	7	7
Natural Gas [member] | Equity Method Investees [Member] | Africa [Member]
IfrsStatementLineItems [Line Items]
Net proved developed reserves			2
Net proved developed reserves			45
Synthetic Gas [Member]
IfrsStatementLineItems [Line Items]
Net proved developed reserves	18		12
Total proved reserves (developed and undeveloped)	18		12
Synthetic Gas [Member] | Total Consolidated Entities [Member]
IfrsStatementLineItems [Line Items]
Net proved developed reserves	18		12
Synthetic Gas [Member] | Total Consolidated Entities [Member] | BRAZIL
IfrsStatementLineItems [Line Items]
Net proved developed reserves	18		12